Investment Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
3.	Investment Securities

Investment securities are summarized as follows:

	Amortized	Unrealized	Unrealized	Fair
March 31, 2017	cost	gains	losses	value

Available for sale

State and municipal	$1,514,593	$59,134	$11,027	$1,562,700
Mutual fund	510,118	-	14,902	495,216
SBA pools	2,819,077	-	20,592	2,798,485
Mortgage-backed securities	28,846,954	16,339	485,401	28,377,892
	$33,690,742	$75,473	$531,922	$33,234,293

Held to maturity

State and municipal	$18,105,982	$185,740	$263,786	$18,027,936

	Amortized	Unrealized	Unrealized	Fair
December 31, 2016	cost	gains	losses	value

Available for sale

State and municipal	$1,515,863	$62,512	$12,048	$1,566,327
Mutual fund	507,612	-	15,369	492,243
SBA pools	2,280,415	-	16,581	2,263,834
Mortgage-backed securities	30,544,941	20,139	501,545	30,063,535
	$34,848,831	$82,651	$545,543	$34,385,939

Held to maturity

State and municipal	$17,987,628	$163,239	$317,068	$17,833,799

Contractual maturities, shown below, will differ from actual maturities because borrowers and issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
March 31, 2017	cost	value	cost	value

Within one year	$510,118	$495,216	$-	$-
Over one to five years	-	-	-	-
Over five to ten years	1,136,164	1,161,889	2,653,865	2,701,525
Over ten years	378,429	400,811	15,452,117	15,326,411
	2,024,711	2,057,916	18,105,982	18,027,936
Mortgage-backed securities and SBA pools, due in monthly installments	31,666,031	31,176,377	-	-
	$33,690,742	$33,234,293	$18,105,982	$18,027,936

December 31, 2016

Within one year	$507,612	$492,243	$-	$-
Over one to five years	-	-	-	-
Over five to ten years	1,136,919	1,163,288	2,657,130	2,702,121
Over ten years	378,944	403,039	15,330,498	15,131,678
	2,023,475	2,058,570	17,987,628	17,833,799
Mortgage-backed securities and SBA pools, due in monthly installments	32,825,356	32,327,369	-	-
	$34,848,831	$34,385,939	$17,987,628	$17,833,799

Securities with a carrying value of $40,701,766 and $39,818,557 as of March 31, 2017 and December 31, 2016, respectively, were pledged as collateral for Federal Home Loan Bank advances, government deposits and securities sold under repurchase agreements.

The following table sets forth the Company's gross unrealized losses on a continuous basis for investment securities, by category and length of time, at March 31, 2017 and December 31, 2016.

March 31, 2017	Less than 12 months		12 months or more		Total
Description of investments	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

State and municipal	$7,310,277	$274,813	$-	$-	$7,310,277	$274,813
Mutual fund	495,216	14,902	-	-	495,216	14,902
SBA pools	2,232,235	20,592	-	-	2,232,235	20,592
Mortgage-backed securities	25,608,743	442,531	1,777,344	42,870	27,386,087	485,401
Total	$35,646,471	$752,838	$1,777,344	$42,870	$37,423,815	$795,708

December 31, 2016	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
Description of investments	Fair value	losses	Fair value	losses	Fair value	losses

State and municipal	$8,558,230	$329,116	$-	$-	$8,558,230	$329,116
Mutual fund	492,243	15,369	-	-	492,243	15,369
SBA pools	2,263,834	16,581	-	-	2,263,834	16,581
Mortgage-backed securities	26,726,037	473,451	1,353,900	28,094	28,079,937	501,545
Total	$38,040,344	$834,517	$1,353,900	$28,094	$39,394,244	$862,611

Management has the ability and intent to hold securities classified as held to maturity until they mature, at which time the Company should receive full value for the securities. As of March 31, 2017 and December 31, 2016, management did not have the intent to sell any of the securities before a recovery of cost. The unrealized losses are due to increases in market interest rates over the yields available at the time the underlying securities were purchased as well as other market conditions for each particular security based upon the structure and remaining principal balance. The fair values of the investment securities are expected to recover as the securities approach their maturity dates or repricing dates or if market yields for such investments decline. Based on the these factors, as of March 31, 2017 and December 31, 2016, management believes the unrealized losses detailed in the table above are temporary and, accordingly, none of these unrealized losses have been recognized in the Company’s consolidated statement of income.

4.	Investment Securities

Investment securities are summarized as follows:

	Amortized	Unrealized	Unrealized	Fair
December 31, 2016	cost	gains	losses	value

Available for sale

State and municipal	$1,515,863	$62,512	$12,048	$1,566,327
Mutual fund	507,612	-	15,369	492,243
SBA pools	2,280,415	-	16,581	2,263,834
Mortgage-backed securities	30,544,941	20,139	501,545	30,063,535
	$34,848,831	$82,651	$545,543	$34,385,939

Held to maturity

State and municipal	$17,987,628	$163,239	$317,068	$17,833,799

December 31, 2015

Available for sale

State and municipal	$1,253,031	$96,211	$-	$1,349,242
Mortgage-backed securities	22,524,260	37,120	266,038	22,295,342
	$23,777,291	$133,331	$266,038	$23,644,584
Held to maturity

U. S. government agency	$2,960,758	$1,373	$33,231	$2,928,900
State and municipal	13,643,309	345,506	30,818	13,957,997
	$16,604,067	$346,879	$64,049	$16,886,897

Contractual maturities, shown below, will differ from actual maturities because borrowers and issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
December 31, 2016	cost	value	cost	value

Within one year	$507,612	$492,243	$-	$-
Over one to five years	-	-	-	-
Over five to ten years	1,136,919	1,163,288	2,657,130	2,702,121
Over ten years	378,944	403,039	15,330,498	15,131,678
	2,023,475	2,058,570	17,987,628	17,833,799
Mortgage-backed securities and SBA pools, due in monthly installments	32,825,356	32,327,369	-	-
	$34,848,831	$34,385,939	$17,987,628	$17,833,799
December 31, 2015

Within one year	$-	$-	$-	$-
Over one to five years	-	-	-	-
Over five to ten years	501,991	552,070	2,276,250	2,308,733
Over ten years	751,040	797,172	14,327,817	14,578,164
	1,253,031	1,349,242	16,604,067	16,886,897
Mortgage-backed securities, due in monthly installments	22,524,260	22,295,342	-	-
	$23,777,291	$23,644,584	$16,604,067	$16,886,897

Securities with a carrying value of $33,146,328 and $26,036,893 as of December 31, 2016 and 2015, respectively, were pledged as collateral for securities sold under repurchase agreements and municipal deposits.

In 2016, the Company realized no gain or loss on the sale of one security with gross proceeds of $298,379. In 2015, the Company realized gross gains of $10,586 and gross losses of $16,094 on the sale of four securities with gross proceeds of $1,060,402. In 2015, the Company sold securities classified as held to maturity including state and municipal securities with an amortized cost of $530,812 due to the credit deterioration of the issuers.

The following table sets forth the Company's gross unrealized losses on a continuous basis for investment securities, by category and length of time.

December 31, 2016	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
Description of investments	Fair value	losses	Fair value	losses	Fair value	losses

State and municipal	$8,558,230	$329,116	$-	$-	$8,558,230	$329,116
Mutual fund	492,243	15,369	-	-	492,243	15,369
SBA pools	2,263,834	16,581	-	-	2,263,834	16,581
Mortgage-backed securities	26,726,037	473,451	1,353,900	28,094	28,079,937	501,545
Total	$38,040,344	$834,517	$1,353,900	$28,094	$39,394,244	$862,611

December 31, 2015	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
Description of investments	Fair value	losses	Fair value	losses	Fair value	losses

U.S. government agency	$-	$-	$1,927,527	$33,231	$1,927,527	$33,231
State and municipal	573,034	5,535	804,623	25,283	1,377,657	30,818
Mortgage-backed securities	15,299,536	156,187	3,431,902	109,851	18,731,438	266,038
Total	$15,872,570	$161,722	$6,164,052	$168,365	$22,036,622	$330,087

Management has the ability and intent to hold securities classified as held to maturity until they mature, at which time the Company should receive full value for the securities. As of December 31, 2016, management did not have the intent to sell any of the securities before a recovery of cost. The unrealized losses are due to increases in market interest rates over the yields available at the time the underlying securities were purchased as well as other market conditions for each particular security based upon the structure and remaining principal balance. The fair values of the investment securities are expected to recover as the securities approach their maturity dates or repricing dates or if market yields for such investments decline. Based on the these factors, as of December 31, 2016, management believes the unrealized losses detailed in the table above are temporary and, accordingly, none of these unrealized losses have been recognized in the Company’s consolidated statement of income.